J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.8

Seller Name	Seller Loan ID	Customer Loan ID	Exception ID	Exception ID Date	Exception Category	Exception Subcategory	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Exception Status	Cleared Date	Exception Approved Pre Origination	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade
XXX	XXXXX	304251600	FCOM8997	04/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp Factor

Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Borrower has stable job time - Borrower has XXX years on job Comp Factor	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251537	FCOM8997	04/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251505	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251494	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job Compensating Factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251437	FCOM8997	04/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	1 Borrower has stable job time - Borrower has XXX years on job No Credit Findings
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% No Credit Findings
											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% No Credit Findings	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251430	FCOM8997	03/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% comp factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% comp factor	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251425	FCOM8997	04/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% comp factor	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251355	FCOM9186	04/04/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level XXX.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has XXX years on job Compensating Factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304256074	FCOM8997	03/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	1 Borrower has stable job time - Borrower has XXX years on job Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	03/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251189	FCOM9186	04/11/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level XXX.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% compensating factor

Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX% compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304254088	FCOM8997	03/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Borrower has stable job time - Borrower has XXX years on job Compensating factor	Resolved	03/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254074	FCOM8997	03/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254067	FCOM8997	04/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	04/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254035	FCOM8997	03/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job	Resolved	03/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253977	FCOM8997	03/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Borrower has stable job time - Borrower has XXX years on job Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor	Resolved	03/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253973	FCOM8997	03/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	03/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253924	FCOM9186	04/02/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level XXX.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

											Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304444744	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444711	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444696	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444692	FCOM9186	12/13/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level XXX.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304444661	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum -

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444655	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444654	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444648	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444608	FCOM8997	12/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444596	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444579	FCOM8997	12/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444561	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444543	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444510	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444489	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444469	FCOM8997	12/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444460	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444449	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444439	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444432	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444417	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444381	FCOM8997	12/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Subject is a Xnd lien HELOC Borrower has stable job time - Borrower has XXX years on job	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444379	FCOM8997	12/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	1 Borrower has stable job time - Borrower has XXX years on job
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%
											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444363	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444336	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444325	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job

Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444280	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	1 Borrower has stable job time - Borrower has XXX years on job
Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444235	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444219	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444208	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444204	FCOM8997	12/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444163	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444136	FCOM8997	12/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444129	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	1 Borrower has stable job time - Borrower has XXX years on job
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444116	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444113	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444051	FCOM8997	12/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109737	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp factor

											Borrower has stable job time - Borrower has XXX years on job Compensating factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321194	FCOM8997	05/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor

											Borrower has stable job time - Borrower has XXX years on job Compensating Factor	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251600	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp Factor

Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Borrower has stable job time - Borrower has XXX years on job Comp Factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251537	FCRE1197	04/02/2024	Credit	Eligibility	Audited FICO is less than Guideline FICO	Audited FICO of XXX is less than Guideline FICO of XXX The borrower's mid FICO of XXX meets the Seller's matrix, however, is below the minimum of XXX per investor requirements.	Per investor, the FICO Score is acceptable as long as it meets seller guidelines, exception can be cleared. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304251505	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251494	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job Compensating Factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251437	FCRE8999	04/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	1 Borrower has stable job time - Borrower has XXX years on job No Credit Findings
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% No Credit Findings
											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% No Credit Findings	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251430	FCRE8999	03/28/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% comp factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% comp factor	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251425	FCRE8999	04/02/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% comp factor	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251355	FCRE8999	04/04/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has XXX years on job Compensating Factor	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256074	FCRE8999	03/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	1 Borrower has stable job time - Borrower has XXX years on job Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251189	FCRE1182	04/11/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary Loan Approval Missing on file.	Exception is non-material and graded as level XXX.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% compensating factor

Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX% compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304251189	FCRE8999	04/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% compensating factor

Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX% compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254088	FCRE8999	03/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Borrower has stable job time - Borrower has XXX years on job Compensating factor	Resolved	03/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254074	FCRE8999	03/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254067	FCRE8999	04/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254035	FCRE8999	03/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job	Resolved	03/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253977	FCRE8999	03/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Borrower has stable job time - Borrower has XXX years on job Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253973	FCRE8999	03/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	03/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253924	FCRE8999	03/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

											Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating factor	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444744	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444711	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444696	FCRE7347	12/09/2024	Credit	Missing Doc	Missing Lease Agreement	REO Schedule reflects $XXX in rental income for XXX but the lease is not in file. Guidelines require a lease whan a property becomes a rental after the tax returns were filed.	Please see attached Resolution (lease agreement and rent deposits).	Documentation provided is sufficient. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job	Resolved	12/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444696	FCRE3653	12/09/2024	Credit	Missing Doc	Missing letter of explanation	Borrower states subject is primary residence but tax return indicates it was a rental, and the property located at XXX was borrower's primary. That property is now listed as a rental property. Need explanation of the discrepancy.	Please see attached Resolution (lease agreement and rent deposits).	Documentation provided is sufficient. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job	Resolved	12/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444696	FCRE8611	12/09/2024	Credit	Income/Employment	Income/Employment General	Income on written VOE is not consistent with the income on the borrower's tax returns. Written VOE appears to be overstated. Wage income per XXXX XXX is $XXX but the WVOE states $XXX. Wage income from XXXX XXX is $XXX wile WOE states $XXX.	Please re-review. Parsonage income is not taxable and therefore will not appear on XXX etc. as taxable income.	Documentation/explanation provided is sufficient. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job	Resolved	12/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444692	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444661	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum -

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444655	FCRE8999	12/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444654	FCRE1316	12/10/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing The borrower is not employed but retired.	Please see attached Pension Statement in the file.	Documentation provided is sufficient. Exception resolved.; Borrower 1 3rd Party VOE Prior to Close Was Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444648	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444608	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444596	FCRE8999	12/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444579	FCRE8999	11/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444561	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444543	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444510	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444489	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444469	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444460	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444449	FCRE8999	12/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444439	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	No credit findings after review and analysis of loan. The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444432	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444417	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444381	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Subject is a Xnd lien HELOC Borrower has stable job time - Borrower has XXX years on job	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444379	FCRE8999	11/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	1 Borrower has stable job time - Borrower has XXX years on job
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%
											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444363	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444336	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444325	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job

Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444280	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	1 Borrower has stable job time - Borrower has XXX years on job
Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444235	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444219	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444208	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444204	FCRE8999	11/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444166	FCRE8999	12/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444163	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444136	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444129	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	1 Borrower has stable job time - Borrower has XXX years on job
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444116	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444113	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444051	FCRE8999	12/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109737	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp factor

											Borrower has stable job time - Borrower has XXX years on job Compensating factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321194	FCRE1334	05/01/2024	Credit	Missing Doc	Borrower 1 Executed 4506-T Missing	Borrower 1 Executed XXX Missing Must provide the executed XXX.	XXX	Document provided is sufficient; Borrower 1 Executed 4506-T Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor

											Borrower has stable job time - Borrower has XXX years on job Compensating Factor	Resolved	05/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304089105	FCOM8997	03/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304089105	FCRE1437	03/06/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The verification of business existence for DTD of the XXX, and co-borrower's verbal verification of employment is not within 10 calendar days of Note, as required by guidelines. Please note, the business in question is owned by both borrower's XXX% each.	copy of VOE; Please see attached Self Employed VOE (business license - active status) in the file.	Received a post-close VVOE, which is dated XX/XX/XXX, which is 24 days after the loan closed. Therefore, lender did not meet guidelines by verifying business existence 10 days prior to closing. Exception will be down graded to a level 2/A because the VVOE is post-close, as this does not warrant a level 1/A grade. Exception Resolved.; Received a VVOE and SOS Print-out both dated XX/XX/XXXX, none of which are dated within the 10 calendar days prior to the Note Date. This is per Self-Employed Income Section, pg 47 in XX/XX/XXXX guidelines which states "Verify the existence of the business through a third-party source, within 10 calendar days prior to the Note date." Exception Remains.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304251511	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251511	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251459	FCOM8997	04/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor

Borrower has stable job time - Borrower has XX.XX years on job. compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating facto

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% compensating factor	Resolved	04/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251459	FCRE1182	04/02/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary Which contains calculation of liabilities, income, qualified rate and payment, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor

Borrower has stable job time - Borrower has XX.XX years on job. compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating facto

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% compensating factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304251431	FCOM8997	04/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251431	FCRE6019	04/10/2024	Credit	Missing Doc	XXXzenship Documentation Not Provided	Borrower 1 XXXzenship Documentation Is Missing The US Patriot Act Disclosure Form completed by the borrower contains invalid insurance and expired dates.	Please see attached US Patriot Act Disclosure Form.	Borrower 1 updated US Patriot Act Disclosure provided . Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304109648	FCOM8997	03/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor	Resolved	03/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109648	FCRE8999	03/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor	Resolved	03/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251342	FCOM8997	04/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251342	FCRE6019	04/01/2024	Credit	Missing Doc	XXXzenship Documentation Not Provided	Borrower 1 XXXzenship Documentation Is Missing US Patriot Act Disclosure not in file.	Please see attached.	Borrower 1 XXXzenship Documentation Provided or Not Required	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304251258	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. compensating factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251258	FCRE8999	04/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. compensating factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251247	FCOM8997	04/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251247	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251211	FCOM8997	03/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251211	FCRE1162	03/28/2024	Credit	Missing Doc	Flood Certificate Partially Provided	Flood Certificate is Partially Provided A clearer copy of the flood certificate is required. The copy in file is not legible.	Please see attached Legible Flood Cert.	Flood Certificate is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304254101	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254101	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256064	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp factor
												Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256064	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp factor
												Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254045	FCOM8997	04/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254045	FCRE1193	04/11/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of 50% The lender calculated B2’s disability income as $XXX weekly or $XXX per month. According to the award letter provided, the benefit amount is $XXX bi-weekly or $XXX per month. Using the corrected benefit amount resulted in an audit DTI of XXX%, which exceeds the guideline maximum of 50%.	Hello, Attached DTI breakdown with tax transcripts Thank you,; Hello, Attached DTI breakdown from our UW Thank you,	Audited DTI of XXX% is less than or equal to Guideline DTI of 50%; Reviewed the Underwriter's DTI Breakdown, however the underwriter forgot to include the flood insurance premium on the subject property, which results in an additional monthly expense of $XXX, results to a monthly total liabilities of $XXX, not $XXX/$XXX and DTI of XXX/XXX%. Exception Remains.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	04/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304254043	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254043	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256052	FCOM8997	03/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor	Resolved	03/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256052	FCRE1193	04/05/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of 50% XXX with a monthly payment of $XXX was not included in total DTI calculation.	Audited DTI of XXX% is less than or equal to Guideline DTI of 50%. The XXX payment is eligible to be excluded from DTI Calc, per guidelines if the lease payments for XXX, are subject to a PPA or similar type of agreement, the lease provides delivery of a specific amount of XXX for an agreed-upon payment during a given period and includes a production guarantee, under prorated basis when the XXX produced by the XXX is less than the level. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor	Resolved	04/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304254029	FCOM8997	03/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254029	FCRE8999	03/17/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253957	FCOM8997	03/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XX%	Resolved	03/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253957	FCRE8999	03/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XX%	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253918	FCOM8997	03/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	03/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253918	FCRE8999	03/30/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	03/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256000	FCOM8997	04/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256000	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253909	FCOM8997	04/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253909	FCRE8999	04/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253902	FCOM8997	04/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253902	FCRE8999	04/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253893	FCOM8997	03/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253893	FCRE8999	03/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305746	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp fact

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp fact	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305746	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp fact

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp fact	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255964	FCOM8997	03/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.X years on job. Compensating Factor.	Resolved	03/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255964	FCRE8999	03/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XX.X years on job. Compensating Factor.	Resolved	03/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311980	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311980	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305818	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305818	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311975	FCOM8997	04/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Comp factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor.	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311975	FCRE8999	04/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Comp factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor.	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308435	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Comp Factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308435	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Comp Factor	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253861	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has X.XX years on job. Comp factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253861	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has X.XX years on job. Comp factor	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255952	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255952	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255951	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255951	FCRE8999	04/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255950	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has X.X years on job. Compensating Factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255950	FCRE8999	04/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has X.X years on job. Compensating Factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311938	FCOM8997	04/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311938	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311914	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311914	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311884	FCOM8997	04/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensation factors.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311884	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensation factors.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311883	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311883	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315795	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Comp factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor.	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315795	FCRE8999	04/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Comp factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor.	Resolved	04/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311848	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.X years on job. Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311848	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job. Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315783	FCOM8997	04/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% LTV meets guidelines.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX FICO meets guidelines.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% CLTV meets guidelines.	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315783	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% LTV meets guidelines.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX FICO meets guidelines.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% CLTV meets guidelines.	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315764	FCOM8997	04/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315764	FCRE8999	04/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp factor	Resolved	04/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315730	FCOM8997	05/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315730	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315721	FCOM8997	04/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315721	FCRE8999	05/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322168	FCOM8997	05/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322168	FCRE8999	05/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095489	FCOM8997	02/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	02/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095489	FCRE3501	02/12/2024	Credit	Borrower	Borrower 2 residency documentation not provided or issue with documentation	Co-Borrower is a permanent resident Alien. Per Guidelines, Permanent resident borrowers are required to provide evidence of permanent residency, issued by the U.S. Citizenship and Immigration Services (USCIS Borrower X residency documentation not provided or issue with documentation.	Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304095489	FCRE1360	02/12/2024	Credit	Missing Doc	Borrower 2 Paystubs Missing	Borrower X Paystubs Missing BX - Paystubs Missing	copy of borrower 2 paystubs	Lender provided paystubs. Exception resolved.; Borrower 2 Paystubs Provided or Not Applicable (Number of Borrowers equals XXX)	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	02/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304095487	FCOM8997	02/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Borrower has stable job time - Borrower has XXX years on job. Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Compensating factor

Original LTV is Below the Guideline Maximum - Compensating factor

											Qualifying DTI below max allowed. - Compensating factor	Resolved	02/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095487	FCRE1182	02/13/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary Missing Approval/Underwriting Summary	Attached Approval	Lender provided the loan approval. Resolved.; Approval/Underwriting Summary is fully present	Borrower has stable job time - Borrower has XXX years on job. Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Compensating factor

Original LTV is Below the Guideline Maximum - Compensating factor

											Qualifying DTI below max allowed. - Compensating factor	Resolved	02/13/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304095945	FCOM8997	02/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	02/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095945	FCRE8999	02/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	IN ORIGINAL UPLOAD, PAGES XXX-XXX.	Loan meets credit guidelines. Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	02/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095481	FCOM1231	02/09/2024	Credit	Missing Doc	The Initial 1003 is Missing	The Initial XXXX is Missing	Will you grant an exception on this condition? We do not have an initial 1003. We went back to our doc company and there was a glitch on this loan and it never generated. They have since put a procedure in place to avoid this happening to future loans.	The loan file contains the final loan application. It is not required for the lender to have the initial application, as long as final application is in loan file. Exception Resolved.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	02/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304095481	FCRE1146	02/12/2024	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Incorrect Property tax documentation - It appears property tax annual amount of $X,XXX.XX stated on Title doc is understated and therefore caused a lower front/back-end DTI compared to lender's DTI. Audit UW conducted a third party search and got a significantly higher tax estimate of $XXXX annually which would have balanced DTI.	Regardless of what the property report indicates, the Borrower was qualified w/ the current and correct property tax as they appear in the escrow.The information provided in the investor package is accurate and nothing additional is needed.If unable to clear, please provide a detailed explanation to why, and ALSO provided anything ADDITIONAL that was used to calculate the DTI.	Title Document is fully Present - Verified property taxes using online assessor records, which were included in total DTI. DTI now matches lender DTI. Exception Resolved.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	02/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304095481	FVAL9739	02/12/2024	Credit	Appraisal	Property/Appraisal General	Missing Property condition report	See attached PCR	Received PCR - Exception Resolved.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	02/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304254153	FCOM8997	03/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factors

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factors	Resolved	03/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254153	FCRE8999	03/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factors

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factors	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251644	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251644	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251613	FCOM8997	04/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251613	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251588	FCOM9186	04/15/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304251588	FCRE8999	04/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251580	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251580	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251566	FCOM8997	04/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251566	FCRE8999	04/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251543	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251543	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251492	FCOM8997	04/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251492	FCRE8999	04/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254139	FCOM8997	03/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254139	FCRE8999	03/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254133	FCOM8997	03/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor	Resolved	03/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254133	FCRE8999	04/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251317	FCOM8997	04/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251317	FCRE8999	04/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303317	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303317	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256072	FCOM8997	04/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256072	FCRE1164	04/03/2024	Credit	Missing Doc	Flood Insurance Policy Missing	Missing Flood Insurance Policy The Flood Cert in file reflects property is in XXX Flood Zone.	Here you go. Thank you!	Flood Insurance Policy is fully present	Borrower has stable job time - Borrower has XXX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304251281	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251281	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251270	FCOM8997	04/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor

											Borrower has stable job time - Borrower has XXX years on job. Compensating factor	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251270	FCRE8999	04/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor

											Borrower has stable job time - Borrower has XXX years on job. Compensating factor	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254113	FCOM8997	03/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254113	FCRE8999	03/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251215	FCOM8997	04/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251215	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251195	FCOM8997	04/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251195	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251180	FCOM8997	03/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251180	FCRE8999	03/28/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254084	FCOM8997	03/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	03/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254084	FCRE1159	03/25/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX HOI Policy prior to renewal required to verify no gaps of insurance.	Please see attached Initial Hazard covering prior period with no gaps.	Hazard Insurance Effective Date of XX/XX/XXXX is prior to or equal to the Disbursement Date of XX/XX/XXXX. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	03/25/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304254082	FCOM8997	03/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254082	FCRE8999	03/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254065	FCOM8997	03/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor	Resolved	03/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254065	FCRE8999	03/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251143	FCOM8997	04/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251143	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254002	FCOM8997	03/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254002	FCRE8999	03/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255996	FCOM8997	04/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Borrower has stable job time - Borrower has XXX years on job. comp factor	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255996	FCRE8999	04/04/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Borrower has stable job time - Borrower has XXX years on job. comp factor	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255982	FCOM8997	04/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255982	FCRE8999	04/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255945	FCOM6722	04/10/2024	Compliance	Closing	Mortgage not properly executed	The Note and Mortgage are notarized (X/XX/XXXX) prior to borrower's signing date (X/XX/XXXX).	Please see attached recorded DOT.	Received executed and recorded DOT reflecting Notary date is XX/XX/XXXX. Exception Resolved.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	04/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304255945	FCRE8999	04/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311948	FCOM8997	04/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311948	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311915	FCOM9186	04/27/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311915	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315803	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315803	FCRE1254	04/24/2024	Credit	Title	Property Title Issue	Property Title Issue XXX XXX guidelines for the HELOC Program require that the title to the property must be in all borrowers' names at the time of the loan application and note date. However, the co-borrower was not on title.	Primary borrower on title. Exception is non-material and downgraded to a level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304315803	FCRE6618	04/24/2024	Credit	Borrower	Borrower information on 1003 is incomplete	The final loan application reflects incorrect income figures utilized for qualification for both borrower and co-borrower.	Please see attached correct Final 1003.	Received final 1003 reflecting correct employment and income utilized for qualification. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/24/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304311868	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311868	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311861	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311861	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311856	FCOM9186	04/28/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311856	FCRE5774	04/26/2024	Credit	Borrower	Borrower 1 Credit Report is Incomplete	Borrower X Credit Report is Partially Present. Credit Report on file is missing the Initial pages of credit accounts liabilities.	Attached Credit Report with all pages	Borrower 1 Credit Report is not partially present.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor	Resolved	04/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304311843	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311843	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315776	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315776	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444746	FCOM8997	12/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444746	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444737	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444737	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444735	FCOM8997	12/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444735	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444729	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444729	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444728	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444728	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444718	FCOM1604	12/05/2024	Compliance	QM-ATR	Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.	Regulation § XXXX.XX(c)(X)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines. Per the comments on the loan approval the borrower mother makes the payments and that XX months proof of payments were in the file and it was okay to omit the debt. the XX months proof of payments on the mortgage at XX spring road is missing from the loan file to support the omission of the debt.	Ty!	Documentation provided is sufficient. Exception resolved.; The consumer's current debt obligations, alimony, and child support or other debt obligations were confirmed.	Borrower has stable job time - Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444718	FCRE1193	12/05/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Per the comments on the loan approval the borrower mother makes the payments and that XX months proof of payments were in the file and it was okay to omit the debt. the XX months proof of payments on the mortgage at XX spring road is missing from the loan file to support the omission of the debt.	Ty!	Documentation provided is sufficient. Exception resolved.; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	Borrower has stable job time - Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444717	FCOM8997	12/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444717	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444716	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444716	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444704	FCOM8997	12/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444704	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444699	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444699	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444698	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444698	FCRE8999	11/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444688	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444688	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444674	FCOM8997	12/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444674	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444664	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444664	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444663	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444663	FCRE1145	12/11/2024	Credit	Missing Doc	Title Document Missing	Title Document is missing Lender to provide a Title Search/Ownership & Encumbrance (O&E) Report for the subject property.	Please see attached.	Documentation provided is sufficient. Exception resolved.; Title Document is fully Present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444643	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444643	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444629	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444629	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	No credit findings after review and analysis of loan. The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444627	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444627	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444623	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444623	FCRE8999	12/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444616	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444616	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444606	FCOM8997	12/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444606	FCRE8999	11/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444600	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444600	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444599	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time -	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444599	FCRE8999	12/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time -	Resolved	12/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444594	FCOM3481	12/13/2024	Compliance	Disclosure	HELOC Early Disclosure Is Not Within Three Days Of Application Date	HELOC Early Disclosure Date XX-XX-XXXX Not Provided Within X Days of Application Date XX-XX-XXXX	please identify which early disclosure document specifically is not provided w/in XXX days of application date. Disclosures in upload are dated XX/XX/XXXX....without knowing which document specifically is being referenced to, it cannot be provided.	HELOC Early Disclosure Provided Within XXX Days of Application Date; HELOC Early Disclosure (Important terms of our home equity line of credit document in file) is dated XX/XX/XXXX which is within XXX days of the application date (XX/XX/XXXX); HELOC Early Disclosure Provided Within XXX Days of Application Date; HELOC Early Disclosure Date XX/XX/XXXX Not Provided Within XXX Days of Application Date XX/XX/XXXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444594	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444594	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444592	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444592	FCRE8999	12/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444586	FCOM8997	12/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444586	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444583	FCOM8997	12/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444583	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444581	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444581	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444566	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444566	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444564	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444564	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444551	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444551	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444550	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444550	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444548	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444548	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444533	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444533	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444528	FCOM8997	12/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444528	FCRE1437	12/09/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The borrower is a wage earner with Associated XXX. According to the loan application and Income Calculation Worksheet, the lender utilized $X,XXX.XX per month for qualification and calculated this monthly income utilizing a WVOE. However, the loan file only contains a third party VOE with employment information only. Loan File does not contain any documentation to verify the borrower's monthly income.	Please see attached WVOE.	Documentation provided is sufficient. Exception resolved.; Income and Employment Meet Guidelines	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444518	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444518	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444515	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time -	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444515	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time -	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444509	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444509	FCRE1193	12/10/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% DTI exceeds allowable XX% due to inclusion of solar monthly debt of $XX.XX	There is additional income available for qualifying. Please see breakdown attached.; Please provide a breakdown of your DTI calculation. Thank you	Documentation provided is sufficient. Exception resolved.; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%; P & I of $XXX, Taxes of $XXX, Hazard Insurance of $XXX, HOA of $XXX = PITIA of $XXX. XXX XXX revolving account of $XXX, XXX XXX of $XXX. New qualifying payment of $XXX. Total debt = $XXX / income lender used of $XXX = XXX%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444503	FCOM8997	12/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. -

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444503	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. -

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444501	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444501	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444495	FCOM8997	11/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX minimum  fico

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444495	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX minimum  fico

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444494	FCOM8997	12/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444494	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444486	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444486	FCRE8999	12/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444484	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444484	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444482	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444482	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	No credit findings after review and analysis of loan. The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444454	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444454	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444451	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444451	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444436	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444436	FCRE1193	12/04/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% - It appears lender excluded student loan payments from DTI, however, no explanation was attached to the student loan statement to explain why the student loans were excluded. Audit applied X% of the balance as monthly payment per Fannie Mae Selling Guide.	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%. Audit recalculated and DTI meets guidelines based on income and debts documented in file. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444436	FVAL1628	12/09/2024	Credit	Property	No HOA fees on appraisal and property identified as a PUD	- Missing HOA documentation to verify HOA payment on subject property.	Please see attached HOA statement.	Documentation provided is sufficient. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444435	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444435	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444430	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444430	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444425	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444425	FCRE8999	12/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444420	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444420	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444397	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444397	FCRE8999	12/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444390	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444390	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444388	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444388	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444386	FCOM8997	12/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444386	FCRE8999	12/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444380	FCOM8997	12/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444380	FCRE1316	12/12/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Borrower provide bank statements within XX days of note and there are direct deposits	3rd Party VOE attached.	Documentation provided is sufficient. Exception resolved.; Borrower 1 3rd Party VOE Prior to Close Was Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444361	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444361	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444356	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444356	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444350	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444350	FCRE6019	11/29/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing. Drivers license or Patriot Act Disclosure not found in file.	Attached.	Document provided is sufficient. Exception resolved.; Borrower 1 Citizenship Documentation Provided or Not Required	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/29/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444344	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444344	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444334	FCOM8997	12/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444334	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444332	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444332	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444321	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444321	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444320	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444320	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444314	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444314	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444309	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444309	FCRE1199	12/06/2024	Credit	Eligibility	Audited Loan Amount is greater than Guideline Minimum Loan Amount	Audited Loan Amount of $XXXXXX is greater than the Guideline Maximum Loan Amount of $XXXXXX Lender Exception on file granted the amount up to $XXX,XXX supported by the following compensating factors: XXX FICO, strong credit history, XX month mortgage history at XxXX, X+ years in home, XX.XXX% CLTV, residual income. Exception downgraded to a level X/B.	Lender exception provided supported by compensating factors. Exception downgraded to a level 2/B.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		Yes	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304444307	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444307	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444306	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444306	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444305	FCOM8997	12/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444305	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444302	FCOM8997	12/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444302	FCRE8999	11/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444262	FCOM8997	12/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444262	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444251	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444251	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444248	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444248	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444238	FCOM8997	12/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444238	FVAL9739	11/27/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: The loan file contained an AVM; therefore, a property inspection report is required. The loan file did not contained the required report.	Please see the attached property report	Property/Appraisal Meets Guidelines. PCI provided. Condition cleared.	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/27/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444237	FCOM8997	12/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444237	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444232	FCOM3491	12/11/2024	Compliance	Disclosure	HELOC Authorization To Pay Incomplete	HELOC Authorization To Pay is incomplete. Missing HELOC Settlement Statement.	Exception is non-material and graded as level 2/B.; HELOC Authorization To Pay is present.; HELOC Authorization To Pay is incomplete.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304444232	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444229	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444229	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444224	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444224	FCRE8999	11/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444200	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum -

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444200	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum -

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444187	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444187	FCRE8999	12/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444179	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444179	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444164	FCOM8997	12/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444164	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444162	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444162	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444148	FCOM8997	12/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444148	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444147	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444147	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444145	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444145	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444130	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444130	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444114	FCOM8997	12/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444114	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444107	FCOM8997	12/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444107	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444104	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444104	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444094	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444094	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444085	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444085	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444077	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444077	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444076	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444076	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444072	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444072	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444068	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444068	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444065	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444065	FCRE1345	12/03/2024	Credit	Missing Doc	Borrower 1 Lease Agreements Missing	Borrower X Lease Agreements Missing Provide rental lease verifying minimum $X,XXXX per month for XXX XXX XXX, XXX XXXXX	please see attached.	Documentation provided is sufficient. Exception resolved.; Borrower 1 Lease Agreements Provided; Borrower 1 Lease Agreements Missing	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444064	FCOM8997	12/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444064	FCRE8999	11/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444062	FCOM1280	12/10/2024	Compliance	Missing Doc	Collateral Protection Notice is Missing	Collateral Protection Notice was not provided. Missing.	copy of the collateral protection Notice	Collateral Protection Notice was provided.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444062	FCOM3592	12/10/2024	Credit	Missing Doc	Missing Taxpayer First Act Disclosure	Taxpayer First Act Disclosure is missing.	copy of Taxpayer First Act disclosure ; The Taxpayer First Act Disclosure is not required . Please clear this condition.	Taxpayer First Act Disclosure is provided; This is a required document. Please provide.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304444050	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444050	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444047	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444047	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444046	FCOM8997	12/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444046	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444041	FCOM8997	12/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444041	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444037	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444037	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444035	FCOM8997	12/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444035	FCRE1440	12/11/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Missing XX months of current mortgage history	CLOSING DISCLOSURE OBTAINED – THIS MORTGAGE PAID OFF XXX XXX XXX #XXX HOI: XXX XXX, BY XXX #XXX	Documentation provided is sufficient. Exception resolved.; Housing History Meets Guideline Requirements	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304092316	FCOM8997	03/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Borrower has stable job time - Borrower has XXX years on job. Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor	Resolved	03/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304092316	FCRE8999	03/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Borrower has stable job time - Borrower has XXX years on job. Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109362	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109362	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304244656	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304244656	FCRE8999	04/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A